BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥) item	Jul. 31, 2018 USD ($)
Borrowings from TTCO
Borrowing amount | $								$ 300,000
Term of the borrowing								2 years
Interest rate (as a percent)								8.00%
Capitalized interest		$ 100	¥ 694	¥ 539	¥ 0
Loans from Industrial and Commercial Bank of China Xiamen Branch and Bank of China Limited Xiamen Branch
Term of the borrowing	10 years						10 years
Interest rate (as a percent)	4.66%						4.66%
Building pledged as collateral		$ 95,347				¥ 663,790
Number of bank borrowings | item	2						2
Loans from Industrial and Commercial Bank of China Xiamen Branch and Bank of China Limited Xiamen Branch | Five-year loan prime rate
Basis spread on variable rate (as a percent)	0.195%
Loans from Industrial and Commercial Bank of China Xiamen Branch
Borrowing amount	$ 25,344						¥ 176,440
Loans from Bank Of China Limited Xiamen Branch
Borrowing amount	$ 24,880						¥ 173,210